UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00834

Name of Registrant:	Vanguard Windsor Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021—April 30, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   April 30, 2022
Vanguard Windsor™ Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	19
Liquidity Risk Management	21

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2022
	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Windsor Fund
Investor Shares	$1,000.00	$985.40	$1.77
Admiral™ Shares	1,000.00	985.80	1.28
Based on Hypothetical 5% Yearly Return
Windsor Fund
Investor Shares	$1,000.00	$1,023.01	$1.81
Admiral Shares	1,000.00	1,023.51	1.30
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.36% for Investor Shares and 0.26% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Windsor Fund
Fund Allocation
As of April 30, 2022
Communication Services	5.7%
Consumer Discretionary	8.9
Consumer Staples	3.8
Energy	6.4
Financials	20.4
Health Care	16.7
Industrials	8.5
Information Technology	14.2
Materials	5.3
Real Estate	3.6
Utilities	6.5
Other	0.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Windsor Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.0%)
Communication Services (5.6%)
*	T-Mobile US Inc.	3,505,522	431,670
	Electronic Arts Inc.	1,978,987	233,619
*	Meta Platforms Inc. Class A	1,100,277	220,572
	Cable One Inc.	144,029	167,967
*	Charter Communications Inc. Class A	326,189	139,769
*	Alphabet Inc. Class A	39,066	89,156
	Verizon Communications Inc.	220,056	10,189
			1,292,942
Consumer Discretionary (8.7%)
*	Las Vegas Sands Corp.	5,538,948	196,245
*	Dollar Tree Inc.	1,187,534	192,915
	Newell Brands Inc.	8,244,917	190,870
	Compass Group plc	8,732,683	184,276
	Lear Corp.	1,381,940	176,805
	Gildan Activewear Inc.	4,797,355	162,534
*	Mohawk Industries Inc.	1,060,308	149,567
*	Skechers USA Inc. Class A	3,634,099	139,186
*	CarMax Inc.	1,360,064	116,666
	PVH Corp.	1,588,525	115,613
*	Airbnb Inc. Class A	741,441	113,596
*	Booking Holdings Inc.	48,318	106,798
*	General Motors Co.	2,194,859	83,207
*	Alibaba Group Holding Ltd. ADR	605,265	58,765
	Lennar Corp. Class A	350,307	26,795
			2,013,838
Consumer Staples (3.7%)
	Keurig Dr Pepper Inc.	8,004,020	299,350
	Philip Morris International Inc.	2,607,078	260,708
	Unilever plc (XLON)	4,647,832	216,078
	Sysco Corp.	961,520	82,191
			858,327
Energy (6.3%)
	Canadian Natural Resources Ltd.	5,273,360	326,263
	Halliburton Co.	5,605,819	199,679
	Exxon Mobil Corp.	2,225,134	189,693
	NOV Inc.	7,869,660	142,677
	ConocoPhillips	1,475,094	140,901
	Schlumberger NV	3,411,878	133,097
	Shell plc ADR	2,086,504	111,482
		Shares	Market Value• ($000)
	Diamondback Energy Inc.	864,890	109,175
	Baker Hughes Co. Class A	3,073,349	95,335
			1,448,302
Financials (20.0%)
	MetLife Inc.	6,856,894	450,361
	Charles Schwab Corp.	5,487,155	363,963
	Chubb Ltd.	1,685,304	347,931
	Voya Financial Inc.	5,026,409	317,367
	Equitable Holdings Inc.	10,006,630	288,491
	Raymond James Financial Inc.	2,435,974	237,410
	Wells Fargo & Co.	5,163,548	225,286
	American International Group Inc.	3,818,628	223,428
[1]	Royal Bank of Canada	2,182,963	220,480
	S&P Global Inc.	560,389	210,986
	M&T Bank Corp.	1,226,200	204,334
	Globe Life Inc.	2,056,835	201,734
	Citigroup Inc.	4,035,906	194,571
	Capital One Financial Corp.	1,284,225	160,040
	Bank of America Corp.	3,833,243	136,770
	Travelers Cos. Inc.	791,400	135,377
	JPMorgan Chase & Co.	1,102,065	131,543
	Apollo Global Management Inc.	2,475,313	123,172
	Zions Bancorp NA	2,024,320	114,394
	Goldman Sachs Group Inc.	353,777	108,075
	Axis Capital Holdings Ltd.	1,829,345	104,876
	Morgan Stanley	720,717	58,083
[1]	UBS Group AG (Registered)	2,753,680	46,372
	Invesco Ltd.	852,369	15,667
			4,620,711
Health Care (16.3%)
	CVS Health Corp.	2,621,293	251,985
*	Centene Corp.	3,065,714	246,943
	Becton Dickinson and Co.	963,152	238,082
*	Seagen Inc.	1,691,534	221,608
	McKesson Corp.	700,633	216,923
	UnitedHealth Group Inc.	415,600	211,353
	Humana Inc.	473,313	210,416
	AstraZeneca plc ADR	3,141,884	208,621

Windsor Fund
		Shares	Market Value• ($000)
[1]	Fresenius Medical Care AG & Co. KGaA ADR	6,083,272	188,156
*	Boston Scientific Corp.	4,264,582	179,582
*	Avantor Inc.	5,562,673	177,338
	DENTSPLY SIRONA Inc.	4,318,584	172,700
	Encompass Health Corp.	2,358,696	162,349
	Bristol-Myers Squibb Co.	2,013,213	151,535
*	Regeneron Pharmaceuticals Inc.	219,132	144,432
*	Biogen Inc.	670,884	139,168
[1]	Sanofi	1,311,584	138,628
	Johnson & Johnson	616,171	111,194
	Pfizer Inc.	2,110,186	103,547
	Anthem Inc.	186,825	93,773
	Cigna Corp.	298,096	73,564
	Cardinal Health Inc.	1,164,253	67,585
	Amgen Inc.	269,795	62,913
			3,772,395
Industrials (8.3%)
	Westinghouse Air Brake Technologies Corp.	5,337,282	479,875
	Raytheon Technologies Corp.	3,054,858	289,937
	Leidos Holdings Inc.	2,267,593	234,719
	General Electric Co.	2,643,985	197,109
	Knight-Swift Transportation Holdings Inc.	3,209,415	153,699
	PACCAR Inc.	1,713,166	142,278
	Airbus SE	975,140	106,750
*	Boeing Co.	686,447	102,171
	General Dynamics Corp.	339,199	80,231
	Stanley Black & Decker Inc.	634,919	76,285
	Textron Inc.	979,737	67,847
			1,930,901
Information Technology (13.9%)
	Cognizant Technology Solutions Corp. Class A	5,584,522	451,788
	Fidelity National Information Services Inc.	2,524,713	250,325
	VMware Inc. Class A	2,277,903	246,105
	Micron Technology Inc.	3,325,820	226,788
*	F5 Inc.	1,300,644	217,741
*	FleetCor Technologies Inc.	848,396	211,692
*	salesforce.com Inc.	1,105,217	194,452
	Amdocs Ltd.	2,333,964	185,994
*	GoDaddy Inc. Class A	2,204,831	178,172
	Hewlett Packard Enterprise Co.	11,420,593	175,991
	SS&C Technologies Holdings Inc.	1,847,470	119,457
	Genpact Ltd.	2,950,026	118,797
*	Qorvo Inc.	965,773	109,886
	NXP Semiconductors NV	514,769	87,974
*	Lumentum Holdings Inc.	1,074,419	87,254
	Oracle Corp.	1,125,306	82,597
	KLA Corp.	226,955	72,458
	Broadcom Inc.	127,591	70,735
	Samsung Electronics Co. Ltd.	940,697	50,133
	Juniper Networks Inc.	1,231,241	38,809
	Cisco Systems Inc.	556,397	27,252
			3,204,400
		Shares	Market Value• ($000)
Materials (5.2%)
	Reliance Steel & Aluminum Co.	1,431,210	283,737
	FMC Corp.	1,546,301	204,947
	Dow Inc.	2,955,997	196,574
	PPG Industries Inc.	1,404,929	179,817
	CRH plc (XDUB)	3,651,159	145,395
	LG Chem Ltd.	240,814	98,629
	Rio Tinto plc ADR	1,165,920	82,920
			1,192,019
Other (0.0%)
*,2	Allstar Coinv LLC	1,647,100	—
Real Estate (3.6%)
	VICI Properties Inc.	9,724,624	289,891
	American Tower Corp.	831,572	200,426
	Equinix Inc.	253,962	182,619
	Americold Realty Trust	5,713,919	150,733
			823,669
Utilities (6.4%)
	Exelon Corp.	7,116,315	332,901
	Duke Energy Corp.	2,376,895	261,839
	Edison International	3,310,563	227,734
	NRG Energy Inc.	5,782,825	207,603
	Iberdrola SA (XMAD)	16,079,295	184,764
	Pinnacle West Capital Corp.	2,010,705	143,162
	Avangrid Inc.	2,183,514	96,839
	Consolidated Edison Inc.	244,420	22,667
			1,477,509
Total Common Stocks (Cost $18,408,955)			22,635,013
Temporary Cash Investments (3.4%)
Money Market Fund (2.5%)
[3,4]	Vanguard Market Liquidity Fund, 0.409%	5,831,539	583,096

Windsor Fund
	Face Amount ($000)	Market Value• ($000)
Repurchase Agreement (0.9%)
Bank of America Securities, LLC 0.300%, 5/2/22 (Dated 4/29/22, Repurchase Value $211,105,000, collateralized by Ginnie Mae 2.000%, 2/20/51, with a value of $215,322,000)	211,100	211,100
Total Temporary Cash Investments (Cost $794,163)		794,196
Total Investments (101.4%) (Cost $19,203,118)		23,429,209
Other Assets and Liabilities—Net (-1.4%)		(329,192)
Net Assets (100%)		23,100,017
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $263,747,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $282,315,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	951	196,263	(8,089)

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $18,620,055)	22,846,113
Affiliated Issuers (Cost $583,063)	583,096
Total Investments in Securities	23,429,209
Investment in Vanguard	823
Cash Collateral Pledged—Futures Contracts	10,794
Receivables for Investment Securities Sold	80,919
Receivables for Accrued Income	16,439
Receivables for Capital Shares Issued	5,630
Total Assets	23,543,814
Liabilities
Due to Custodian	54,590
Payables for Investment Securities Purchased	81,087
Collateral for Securities on Loan	282,315
Payables to Investment Advisor	9,314
Payables for Capital Shares Redeemed	7,477
Payables to Vanguard	1,503
Variation Margin Payable—Futures Contracts	7,511
Total Liabilities	443,797
Net Assets	23,100,017
1 Includes $263,747 of securities on loan.
At April 30, 2022, net assets consisted of:

Paid-in Capital	16,900,647
Total Distributable Earnings (Loss)	6,199,370
Net Assets	23,100,017

Investor Shares—Net Assets
Applicable to 221,268,070 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,145,925
Net Asset Value Per Share—Investor Shares	$23.26

Admiral Shares—Net Assets
Applicable to 228,918,669 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,954,092
Net Asset Value Per Share—Admiral Shares	$78.43

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Dividends[1]	218,121
Interest[2]	423
Securities Lending—Net	1,448
Total Income	219,992
Expenses
Investment Advisory Fees—Note B
Basic Fee	15,235
Performance Adjustment	476
The Vanguard Group—Note C
Management and Administrative—Investor Shares	5,893
Management and Administrative—Admiral Shares	11,211
Marketing and Distribution—Investor Shares	211
Marketing and Distribution—Admiral Shares	308
Custodian Fees	660
Shareholders’ Reports—Investor Shares	52
Shareholders’ Reports—Admiral Shares	30
Trustees’ Fees and Expenses	6
Other Expenses	10
Total Expenses	34,092
Expenses Paid Indirectly	(33)
Net Expenses	34,059
Net Investment Income	185,933
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,919,675
Futures Contracts	(18,337)
Forward Currency Contracts	16
Foreign Currencies	(472)
Realized Net Gain (Loss)	1,900,882
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(2,403,505)
Futures Contracts	(18,088)
Foreign Currencies	(104)
Change in Unrealized Appreciation (Depreciation)	(2,421,697)
Net Increase (Decrease) in Net Assets Resulting from Operations	(334,882)
1	Dividends are net of foreign withholding taxes of $2,973,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $299,000, ($33,000), $10,000, and ($4,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	185,933	351,555
Realized Net Gain (Loss)	1,900,882	2,264,486
Change in Unrealized Appreciation (Depreciation)	(2,421,697)	6,317,297
Net Increase (Decrease) in Net Assets Resulting from Operations	(334,882)	8,933,338
Distributions
Investor Shares	(555,704)	(424,284)
Admiral Shares	(1,816,802)	(1,221,462)
Total Distributions	(2,372,506)	(1,645,746)
Capital Share Transactions
Investor Shares	37,194	(723,894)
Admiral Shares	1,501,607	439,865
Net Increase (Decrease) from Capital Share Transactions	1,538,801	(284,029)
Total Increase (Decrease)	(1,168,587)	7,003,563
Net Assets
Beginning of Period	24,268,604	17,265,041
End of Period	23,100,017	24,268,604

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$26.24	$18.55	$21.76	$22.02	$23.38	$19.70
Investment Operations
Net Investment Income[1]	.182	.356	.408	.419	.417	.363
Net Realized and Unrealized Gain (Loss) on Investments	(.586)	9.122	(1.412)	1.700	(.753)	4.345
Total from Investment Operations	(.404)	9.478	(1.004)	2.119	(.336)	4.708
Distributions
Dividends from Net Investment Income	(.178)	(.411)	(.420)	(.426)	(.378)	(.433)
Distributions from Realized Capital Gains	(2.398)	(1.377)	(1.786)	(1.953)	(.646)	(.595)
Total Distributions	(2.576)	(1.788)	(2.206)	(2.379)	(1.024)	(1.028)
Net Asset Value, End of Period	$23.26	$26.24	$18.55	$21.76	$22.02	$23.38
Total Return[2]	-1.46%	53.49%	-5.64%	11.59%	-1.69%	24.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,146	$5,728	$4,570	$4,549	$4,468	$5,191
Ratio of Total Expenses to Average Net Assets[3]	0.36%	0.30%	0.29%	0.30%	0.31%	0.31%
Ratio of Net Investment Income to Average Net Assets	1.47%	1.49%	2.14%	2.04%	1.76%	1.66%
Portfolio Turnover Rate	23%	33%	51%	39%	33%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, (0.05%), (0.07%), (0.05%), (0.05%), and (0.05%).

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$88.50	$62.58	$73.41	$74.29	$78.88	$66.48
Investment Operations
Net Investment Income[1]	.648	1.278	1.448	1.484	1.484	1.295
Net Realized and Unrealized Gain (Loss) on Investments	(1.981)	30.747	(4.770)	5.735	(2.538)	14.650
Total from Investment Operations	(1.333)	32.025	(3.322)	7.219	(1.054)	15.945
Distributions
Dividends from Net Investment Income	(.649)	(1.460)	(1.485)	(1.509)	(1.358)	(1.538)
Distributions from Realized Capital Gains	(8.088)	(4.645)	(6.023)	(6.590)	(2.178)	(2.007)
Total Distributions	(8.737)	(6.105)	(7.508)	(8.099)	(3.536)	(3.545)
Net Asset Value, End of Period	$78.43	$88.50	$62.58	$73.41	$74.29	$78.88
Total Return[2]	-1.42%	53.60%	-5.55%	11.71%	-1.59%	24.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,954	$18,541	$12,695	$14,647	$13,948	$14,366
Ratio of Total Expenses to Average Net Assets[3]	0.26%	0.20%	0.19%	0.20%	0.21%	0.21%
Ratio of Net Investment Income to Average Net Assets	1.55%	1.58%	2.24%	2.14%	1.86%	1.76%
Portfolio Turnover Rate	23%	33%	51%	39%	33%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, (0.05%), (0.07%), (0.05%), (0.05%), and (0.05%).

See accompanying Notes, which are an integral part of the Financial Statements.

Windsor Fund
Notes to Financial Statements
Vanguard Windsor Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the

Windsor Fund
counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

Windsor Fund
During the six months ended April 30, 2022, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open forward currency contracts at April 30, 2022.
5. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

Windsor Fund
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Wellington Management Company llp and Pzena Investment Management, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Wellington Management Company llp is subject to quarterly adjustments based on

Windsor Fund
performance relative to the S&P 500 Index for the preceding three years. The basic fee of Pzena Investment Management, LLC, is subject to quarterly adjustments based on performance relative to the Russell 1000 Value Index for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2022, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a net increase of $476,000 (less than 0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $823,000, representing less than 0.01% of the fund’s net assets and 0.33% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2022, these arrangements reduced the fund’s expenses by $33,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Windsor Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	21,510,360	1,124,653	—	22,635,013
Temporary Cash Investments	583,096	211,100	—	794,196
Total	22,093,456	1,335,753	—	23,429,209
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	8,089	—	—	8,089
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	19,209,012
Gross Unrealized Appreciation	5,261,011
Gross Unrealized Depreciation	(1,048,903)
Net Unrealized Appreciation (Depreciation)	4,212,108
G.	During the six months ended April 30, 2022, the fund purchased $5,368,136,000 of investment securities and sold $5,851,401,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	250,696	10,136	422,386	17,602
Issued in Lieu of Cash Distributions	536,769	23,277	412,533	19,492
Redeemed	(750,271)	(30,443)	(1,558,813)	(65,085)
Net Increase (Decrease)—Investor Shares	37,194	2,970	(723,894)	(27,991)

Windsor Fund
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	866,853	10,358	1,733,594	21,194
Issued in Lieu of Cash Distributions	1,686,354	21,692	1,138,412	15,936
Redeemed	(1,051,600)	(12,629)	(2,432,141)	(30,502)
Net Increase (Decrease)—Admiral Shares	1,501,607	19,421	439,865	6,628
I.	Management has determined that no other events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Windsor Fund has renewed the fund’s investment advisory arrangements with Wellington Management Company LLP (Wellington Management) and Pzena Investment Management, LLC (Pzena). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. Using a bottom-up, fundamentally driven approach, Wellington Management invests in solid companies whose current fundamentals are depressed relative to longer-term earnings potential. Wellington Management has the ability to seek undervalued stocks across the capitalization spectrum. The investment team has the support of Wellington Management’s global industry analysts in conducting its research-intensive approach. Wellington Management has advised the fund since its inception in 1958.
Pzena. Founded in 1995, Pzena is a global investment management firm that employs a classic value investment approach. Pzena seeks to buy good businesses at low prices, focusing exclusively on companies that are underperforming their historically demonstrated earnings power. Pzena’s research team conducts intensive fundamental research, buying companies only when the problems are judged to be temporary, management has a viable strategy to generate earnings recovery, and there is meaningful downside protection in case earnings do not recover. Pzena has managed a portion of the fund since 2012.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also below the peer-group average.
The board did not consider the profitability of Wellington Management or Pzena in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Wellington Management and Pzena. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Windsor Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Windsor Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q222 062022

Semiannual Report   |   April 30, 2022
Vanguard Windsor™ II Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	18
Liquidity Risk Management	20

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended April 30, 2022
	Beginning Account Value 10/31/2021	Ending Account Value 4/30/2022	Expenses Paid During Period
Based on Actual Fund Return
Windsor II Fund
Investor Shares	$1,000.00	$917.20	$1.62
Admiral™ Shares	1,000.00	917.50	1.24
Based on Hypothetical 5% Yearly Return
Windsor II Fund
Investor Shares	$1,000.00	$1,023.11	$1.71
Admiral Shares	1,000.00	1,023.51	1.30
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.34% for Investor Shares and 0.26% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Windsor II Fund
Fund Allocation
As of April 30, 2022
Communication Services	7.1%
Consumer Discretionary	9.1
Consumer Staples	6.2
Energy	6.3
Financials	16.7
Health Care	17.7
Industrials	9.1
Information Technology	20.5
Materials	2.6
Real Estate	2.0
Utilities	1.7
Other	1.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Windsor II Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.0%)
Communication Services (6.8%)
*	Alphabet Inc. Class A	638,500	1,457,178
*	Alphabet Inc. Class C	292,365	672,244
*	Meta Platforms Inc. Class A	1,857,838	372,441
*	Warner Bros Discovery Inc.	13,138,548	238,465
*	Walt Disney Co.	1,774,003	198,032
	Comcast Corp. Class A	4,683,613	186,221
	Vodafone Group plc ADR	10,811,932	164,233
	News Corp. Class A	7,309,310	145,163
*	Twitter Inc.	2,270,000	111,275
	Paramount Global Inc. Class B	2,479,600	72,206
	Omnicom Group Inc.	913,679	69,558
			3,687,016
Consumer Discretionary (8.8%)
	Amazon.com Inc.	319,198	793,408
	McDonald's Corp.	1,792,432	446,602
*	General Motors Co.	9,886,301	374,790
	Lennar Corp. Class A	4,059,222	310,490
*	Aptiv plc	2,900,236	308,585
	Lowe's Cos. Inc.	1,438,545	284,444
	Sony Group Corp. ADR	3,251,000	279,749
	Home Depot Inc.	849,673	255,242
	Magna International Inc.	3,964,032	238,912
	Dollar General Corp.	975,721	231,763
	Cie Generale des Etablissements Michelin SCA ADR	8,570,000	211,679
*	Booking Holdings Inc.	85,100	188,097
	Bayerische Motoren Werke AG	2,025,426	165,408
	Starbucks Corp.	2,063,935	154,052
	Mercedes-Benz Group AG	2,159,229	150,717
	NIKE Inc. Class B	939,590	117,167
	DR Horton Inc.	1,162,980	80,932
	Lear Corp.	548,900	70,226
*	Adient plc	1,311,943	44,790
*	Goodyear Tire & Rubber Co.	3,226,296	42,974
	Harley-Davidson Inc.	296,740	10,816
			4,760,843
Consumer Staples (6.0%)
	Procter & Gamble Co.	6,103,328	979,889
	Coca-Cola Co.	11,007,972	711,225
	Shares	Market Value• ($000)
Sysco Corp.	3,520,455	300,928
PepsiCo Inc.	1,676,845	287,931
Tyson Foods Inc. Class A	2,404,064	223,963
Constellation Brands Inc. Class A	879,487	216,433
Unilever plc ADR	4,464,898	206,546
Unilever plc (XLON)	3,390,000	157,602
Nestle SA (Registered)	1,212,973	156,588
		3,241,105
Energy (6.0%)
ConocoPhillips	5,870,475	560,748
Marathon Oil Corp.	16,236,487	404,613
Halliburton Co.	9,184,635	327,157
APA Corp.	7,476,577	306,016
Coterra Energy Inc.	10,471,000	301,460
Suncor Energy Inc.	7,518,132	270,202
Shell plc ADR	4,347,812	232,304
NOV Inc.	10,258,788	185,992
Hess Corp.	1,742,867	179,637
Phillips 66	1,990,000	172,652
Murphy Oil Corp.	2,962,252	112,802
Cenovus Energy Inc.	4,829,000	89,240
Schlumberger NV	1,901,700	74,185
Baker Hughes Co. Class A	1,871,400	58,051
		3,275,059
Financials (16.0%)
Wells Fargo & Co.	19,954,222	870,603
Citigroup Inc.	16,134,658	777,852
Bank of America Corp.	18,630,059	664,720
Intercontinental Exchange Inc.	5,710,009	661,276
PNC Financial Services Group Inc.	3,626,810	602,413
American Express Co.	3,360,106	587,044
American International Group Inc.	8,355,956	488,907
Marsh & McLennan Cos. Inc.	2,315,042	374,342
Commerce Bancshares Inc.	4,521,261	309,119
Capital One Financial Corp.	2,453,000	305,693
Ameriprise Financial Inc.	1,057,000	280,623
Cincinnati Financial Corp.	2,192,000	268,871
Goldman Sachs Group Inc.	853,549	260,751
Blackstone Inc.	2,402,563	244,028
4

Windsor II Fund
		Shares	Market Value• ($000)
	Bank of New York Mellon Corp.	5,716,734	240,446
	JPMorgan Chase & Co.	1,897,901	226,533
	Cullen/Frost Bankers Inc.	1,702,000	225,157
	Hartford Financial Services Group Inc.	2,790,500	195,140
	BNP Paribas SA	2,782,700	144,287
	Truist Financial Corp.	2,831,319	136,894
	First Citizens BancShares Inc. Class A	209,158	133,731
	Citizens Financial Group Inc.	3,212,951	126,590
	Travelers Cos. Inc.	716,992	122,649
[1]	Mitsubishi UFJ Financial Group Inc. ADR	19,937,000	115,635
	Credit Suisse Group AG ADR	13,694,800	91,755
	Natwest Group plc	20,774,647	55,734
	Equitable Holdings Inc.	1,842,040	53,106
	State Street Corp.	665,188	44,548
	China Construction Bank Corp. Class H	51,864,000	36,948
	Sumitomo Mitsui Financial Group Inc.	963,900	29,123
			8,674,518
Health Care (17.0%)
	Medtronic plc	12,076,346	1,260,287
	Johnson & Johnson	5,665,234	1,022,348
	UnitedHealth Group Inc.	1,761,174	895,645
	Anthem Inc.	1,676,638	841,555
	Danaher Corp.	2,677,196	672,324
	HCA Healthcare Inc.	2,733,100	586,386
	Thermo Fisher Scientific Inc.	822,080	454,544
	Humana Inc.	899,534	399,897
	Cigna Corp.	1,502,773	370,854
	Roche Holding AG	776,049	287,770
*	Boston Scientific Corp.	6,469,888	272,447
	Amgen Inc.	1,116,000	260,240
	Zoetis Inc.	1,280,980	227,054
[1]	Alcon Inc.	3,105,000	221,107
*	IQVIA Holdings Inc.	942,510	205,458
*	Centene Corp.	2,232,688	179,843
	GlaxoSmithKline plc ADR	3,768,394	170,633
	CVS Health Corp.	1,759,500	169,141
*	Elanco Animal Health Inc. (XNYS)	6,499,000	164,490
*	Vertex Pharmaceuticals Inc.	488,247	133,399
	Sanofi ADR	2,048,591	107,039
	Novartis AG ADR	1,059,800	93,294
	Zimmer Biomet Holdings Inc.	679,808	82,087
	AbbVie Inc.	544,967	80,045
	Bristol-Myers Squibb Co.	871,900	65,628
			9,223,515
Industrials (8.8%)
	Honeywell International Inc.	4,150,452	803,154
	General Electric Co.	7,432,845	554,119
	Northrop Grumman Corp.	1,014,374	445,716
	Norfolk Southern Corp.	1,387,283	357,752
	Waste Management Inc.	2,109,733	346,924
	FedEx Corp.	1,667,411	331,381
		Shares	Market Value• ($000)
	Parker-Hannifin Corp.	979,000	265,133
	General Dynamics Corp.	1,018,000	240,787
	Xylem Inc.	2,400,000	193,200
[1]	CNH Industrial NV	12,026,699	170,659
	Oshkosh Corp.	1,690,000	156,224
	Caterpillar Inc.	725,672	152,783
	Cummins Inc.	794,572	150,325
	Raytheon Technologies Corp.	1,531,400	145,345
	HEICO Corp.	860,559	121,537
	PACCAR Inc.	1,427,720	118,572
*	Southwest Airlines Co.	1,758,703	82,167
*	Daimler Truck Holding AG	2,948,514	79,299
*	Fluor Corp.	1,495,785	37,021
*	Iveco Group NV	2,677,999	15,756
			4,767,854
Information Technology (19.7%)
	Microsoft Corp.	9,978,287	2,769,174
	Visa Inc. Class A	2,814,858	599,931
	Apple Inc.	3,764,348	593,449
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,298,485	585,318
	Micron Technology Inc.	7,784,423	530,820
*	Adobe Inc.	1,291,065	511,197
	Cisco Systems Inc.	10,355,817	507,228
	Samsung Electronics Co. Ltd.	8,514,100	453,747
	Analog Devices Inc.	2,279,722	351,943
	Oracle Corp.	4,518,925	331,689
	Texas Instruments Inc.	1,824,299	310,587
	QUALCOMM Inc.	2,123,000	296,562
*	F5 Inc.	1,692,400	283,325
*	ANSYS Inc.	1,025,000	282,582
	Microchip Technology Inc.	4,061,000	264,777
*	salesforce.com Inc.	1,497,890	263,539
	Amphenol Corp. Class A	3,454,961	247,030
	Accenture plc Class A	785,717	235,998
*	PayPal Holdings Inc.	1,994,991	175,420
	Corning Inc.	4,483,651	157,780
	Applied Materials Inc.	1,343,917	148,301
[1]	Telefonaktiebolaget LM Ericsson ADR	17,503,880	139,331
*	Palo Alto Networks Inc.	245,188	137,619
	TE Connectivity Ltd.	1,017,366	126,947
	Seagate Technology Holdings plc	1,149,198	94,280
*	Western Digital Corp.	1,765,936	93,718
	Cognizant Technology Solutions Corp. Class A	937,900	75,876
	Fidelity National Information Services Inc.	705,710	69,971
*	Fiserv Inc.	648,800	63,531
			10,701,670
Materials (2.5%)
	Corteva Inc.	6,961,000	401,580
	Martin Marietta Materials Inc.	786,000	278,417
	Ecolab Inc.	1,293,000	218,957
	RPM International Inc.	2,570,000	213,053
	Avery Dennison Corp.	983,179	177,562

5

Windsor II Fund
		Shares	Market Value• ($000)
	International Paper Co.	1,051,929	48,683
			1,338,252
Other (0.9%)
[1]	SPDR S&P 500 ETF Trust	1,236,073	509,262
Real Estate (1.9%)
	Prologis Inc.	3,107,070	498,032
	Crown Castle International Corp.	1,560,000	288,928
	Sun Communities Inc.	720,000	126,410
	Equity LifeStyle Properties Inc.	1,600,000	123,648
			1,037,018
Utilities (1.6%)
	PPL Corp.	11,229,703	317,913
	Xcel Energy Inc.	3,913,704	286,718
	Atmos Energy Corp.	2,332,700	264,528
			869,159
Total Common Stocks (Cost $36,032,044)			52,085,271
Temporary Cash Investments (5.0%)
Money Market Fund (5.0%)
[2,3]	Vanguard Market Liquidity Fund, 0.409% (Cost $2,690,452)	26,908,708	2,690,602
Total Investments (101.0%) (Cost $38,722,496)			54,775,873
Other Assets and Liabilities—Net (-1.0%)			(518,539)
Net Assets (100%)			54,257,334
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $524,460,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $555,652,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	2,269	468,265	(39,714)

See accompanying Notes, which are an integral part of the Financial Statements.
6

Windsor II Fund
Statement of Assets and Liabilities
As of April 30, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $36,032,044)	52,085,271
Affiliated Issuers (Cost $2,690,452)	2,690,602
Total Investments in Securities	54,775,873
Investment in Vanguard	1,969
Cash	529,846
Cash Collateral Pledged—Futures Contracts	25,713
Foreign Currency, at Value (Cost $1)	1
Receivables for Investment Securities Sold	196,903
Receivables for Accrued Income	58,982
Receivables for Capital Shares Issued	17,264
Total Assets	55,606,551
Liabilities
Payables for Investment Securities Purchased	736,525
Collateral for Securities on Loan	555,652
Payables to Investment Advisor	17,042
Payables for Capital Shares Redeemed	18,458
Payables to Vanguard	3,639
Variation Margin Payable—Futures Contracts	17,901
Total Liabilities	1,349,217
Net Assets	54,257,334
1 Includes $524,460 of securities on loan.
At April 30, 2022, net assets consisted of:

Paid-in Capital	36,150,699
Total Distributable Earnings (Loss)	18,106,635
Net Assets	54,257,334

Investor Shares—Net Assets
Applicable to 285,358,502 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,793,641
Net Asset Value Per Share—Investor Shares	$41.33

Admiral Shares—Net Assets
Applicable to 579,043,815 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	42,463,693
Net Asset Value Per Share—Admiral Shares	$73.33

See accompanying Notes, which are an integral part of the Financial Statements.
7

Windsor II Fund
Statement of Operations

Six Months Ended April 30, 2022
($000)
Investment Income
Income
Dividends[1]	459,579
Interest[2]	1,702
Securities Lending—Net	418
Total Income	461,699
Expenses
Investment Advisory Fees—Note B
Basic Fee	36,555
Performance Adjustment	(1,567)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	13,419
Management and Administrative—Admiral Shares	30,732
Marketing and Distribution—Investor Shares	488
Marketing and Distribution—Admiral Shares	833
Custodian Fees	518
Shareholders’ Reports—Investor Shares	224
Shareholders’ Reports—Admiral Shares	57
Trustees’ Fees and Expenses	15
Other Expenses	10
Total Expenses	81,284
Net Investment Income	380,415
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,944,640
Futures Contracts	(41,192)
Foreign Currencies	(103)
Realized Net Gain (Loss)	1,903,345
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[2]	(7,129,491)
Futures Contracts	(61,121)
Foreign Currencies	(690)
Change in Unrealized Appreciation (Depreciation)	(7,191,302)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,907,542)
1	Dividends are net of foreign withholding taxes of $6,692,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $514,000, ($311,000), $47,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Windsor II Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	380,415	657,953
Realized Net Gain (Loss)	1,903,345	4,007,994
Change in Unrealized Appreciation (Depreciation)	(7,191,302)	15,751,779
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,907,542)	20,417,726
Distributions
Investor Shares	(934,861)	(877,466)
Admiral Shares	(3,265,729)	(2,558,212)
Total Distributions	(4,200,590)	(3,435,678)
Capital Share Transactions
Investor Shares	63,778	(1,563,435)
Admiral Shares	2,734,931	3,159,805
Net Increase (Decrease) from Capital Share Transactions	2,798,709	1,596,370
Total Increase (Decrease)	(6,309,423)	18,578,418
Net Assets
Beginning of Period	60,566,757	41,988,339
End of Period	54,257,334	60,566,757

See accompanying Notes, which are an integral part of the Financial Statements.
9

Windsor II Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$48.48	$34.85	$37.22	$37.39	$38.81	$35.03
Investment Operations
Net Investment Income[1]	.279	.502	.551	.775	.783	.750
Net Realized and Unrealized Gain (Loss) on Investments	(4.071)	15.971	.607	2.628	.950	5.847
Total from Investment Operations	(3.792)	16.473	1.158	3.403	1.733	6.597
Distributions
Dividends from Net Investment Income	(.288)	(.516)	(.635)	(.844)	(.740)	(.851)
Distributions from Realized Capital Gains	(3.070)	(2.327)	(2.893)	(2.729)	(2.413)	(1.966)
Total Distributions	(3.358)	(2.843)	(3.528)	(3.573)	(3.153)	(2.817)
Net Asset Value, End of Period	$41.33	$48.48	$34.85	$37.22	$37.39	$38.81
Total Return[2]	-8.28%	49.42%	2.93%	10.82%	4.44%	19.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,794	$13,734	$10,997	$12,119	$12,061	$13,638
Ratio of Total Expenses to Average Net Assets[3]	0.34%	0.34%	0.34%	0.33%	0.33%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.22%	1.15%	1.61%	2.20%	2.04%	2.01%
Portfolio Turnover Rate	10%	20%	61%	32%	29%	32%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.00%), (0.01%), (0.03%), (0.03%), and (0.02%).

See accompanying Notes, which are an integral part of the Financial Statements.
10

Windsor II Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$86.03	$61.84	$66.06	$66.35	$68.88	$62.18
Investment Operations
Net Investment Income[1]	.525	.950	1.027	1.426	1.443	1.377
Net Realized and Unrealized Gain (Loss) on Investments	(7.227)	28.341	1.065	4.675	1.682	10.376
Total from Investment Operations	(6.702)	29.291	2.092	6.101	3.125	11.753
Distributions
Dividends from Net Investment Income	(.550)	(.972)	(1.178)	(1.547)	(1.371)	(1.565)
Distributions from Realized Capital Gains	(5.448)	(4.129)	(5.134)	(4.844)	(4.284)	(3.488)
Total Distributions	(5.998)	(5.101)	(6.312)	(6.391)	(5.655)	(5.053)
Net Asset Value, End of Period	$73.33	$86.03	$61.84	$66.06	$66.35	$68.88
Total Return[2]	-8.25%	49.55%	3.00%	10.93%	4.52%	19.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,464	$46,833	$30,992	$34,022	$34,126	$35,514
Ratio of Total Expenses to Average Net Assets[3]	0.26%	0.26%	0.26%	0.25%	0.25%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.30%	1.22%	1.69%	2.28%	2.12%	2.09%
Portfolio Turnover Rate	10%	20%	61%	32%	29%	32%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.00%), (0.01%), (0.03%), (0.03%), and (0.02%).

See accompanying Notes, which are an integral part of the Financial Statements.
11

Windsor II Fund
Notes to Financial Statements
Vanguard Windsor II Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The
12

Windsor II Fund
clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2022, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its
13

Windsor II Fund
borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received and related professional fees incurred during the year, if any, are included in dividend income and other expenses, respectively. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Lazard Asset Management LLC, Hotchkis and Wiley Capital Management, LLC, Sanders Capital, LLC, and Aristotle Capital Management, LLC, each provide
14

Windsor II Fund
investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Lazard Asset Management LLC is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. The basic fee of Hotchkis and Wiley Capital Management, LLC, is subject to quarterly adjustments based on performance relative to the MSCI US Investable Market 2500 Index for the preceding five years. The basic fee of Sanders Capital, LLC, is subject to quarterly adjustments based on performance relative to the Russell 3000 Index for the preceding five years. The basic fee of Aristotle Capital Management, LLC, is subject to quarterly adjustments based on performance relative to the S&P 500 Index since January 31, 2020.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended April 30, 2022, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.12% of the fund’s average net assets, before a net decrease of $1,567,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2022, the fund had contributed to Vanguard capital in the amount of $1,969,000, representing less than 0.01% of the fund’s net assets and 0.79% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Windsor II Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	50,352,292	1,732,979	—	52,085,271
Temporary Cash Investments	2,690,602	—	—	2,690,602
Total	53,042,894	1,732,979	—	54,775,873
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	39,714	—	—	39,714
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of April 30, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	38,761,817
Gross Unrealized Appreciation	17,248,600
Gross Unrealized Depreciation	(1,274,258)
Net Unrealized Appreciation (Depreciation)	15,974,342
F.	During the six months ended April 30, 2022, the fund purchased $5,895,209,000 of investment securities and sold $6,552,224,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	451,788	9,863	823,222	18,805
Issued in Lieu of Cash Distributions	910,696	20,585	856,941	22,227
Redeemed	(1,298,706)	(28,373)	(3,243,598)	(73,302)
Net Increase (Decrease)—Investor Shares	63,778	2,075	(1,563,435)	(32,270)
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Windsor II Fund
	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	2,100,947	25,879	4,997,051	63,663
Issued in Lieu of Cash Distributions	3,064,286	39,046	2,400,086	35,053
Redeemed	(2,430,302)	(30,258)	(4,237,332)	(55,504)
Net Increase (Decrease)—Admiral Shares	2,734,931	34,667	3,159,805	43,212
H.	Management has determined that no events or transactions occurred subsequent to April 30, 2022, that would require recognition or disclosure in these financial statements.
17

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Windsor II Fund has renewed the fund’s investment advisory arrangements with Lazard Asset Management LLC (Lazard); Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley); Aristotle Capital Management, LLC (Aristotle) and Sanders Capital, LLC (Sanders Capital). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided by Lazard, Hotchkis and Wiley, Aristotle, and Sanders Capital over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Lazard. Lazard, a subsidiary of the investment bank Lazard Ltd., provides investment management services for clients around the world in a variety of investment mandates, including international equities, domestic equities, and fixed income securities. The investment team employs a relative value, bottom-up stock-selection process to identify stocks with sustainable financial productivity and attractive valuations. Using scenario analysis, the team seeks to understand the durability and future direction of financial productivity and valuation. Lazard has managed a portion of the fund since 2007.
Hotchkis and Wiley. Founded in 1980, Hotchkis and Wiley is a value-oriented firm that manages various large-, mid-, and small-capitalization portfolios. Hotchkis and Wiley invests in companies where it believes that the present value of future cash flows exceeds the market price. The advisor believes that the market frequently undervalues companies because of the extrapolation of current
18

trends, while capital flows usually cause a company’s returns and profitability to normalize over the long term. Hotchkis and Wiley seeks to identify these companies with a disciplined, bottom-up research process. The portfolio managers leverage the support of a broad analyst team, which is organized into sector teams in an effort to better understand the impact that industry dynamics and macroeconomic risk factors might have on individual companies. Hotchkis and Wiley has managed a portion of the fund since 2003.
Aristotle. Aristotle is an employee-owned investment firm that provides investment management services to clients across a variety of value equity strategies, including domestic, international, and global. The team has employed the same research-driven, bottom-up, quality-value approach for more than 20 years, seeking to invest in high-quality companies available at attractive valuations. Aristotle has managed a portion of the fund since 2019.
Sanders Capital. Founded in 2009, Sanders Capital employs a traditional, bottom-up, fundamental research approach to identify securities that are undervalued relative to their expected total return. The portfolio managers are supported by a well-credentialed and experienced sector analyst team, in addition to a quantitative research analyst. Sanders Capital has managed a portion of the fund since 2010.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short-, long-term, and since-inception performance, as applicable, of Lazard’s, Hotchkis and Wiley’s, Aristotle’s, and Sanders Capital’s subportfolios, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that Lazard’s, Hotchkis and Wiley’s, Aristotle’s, and Sanders Capital’s advisory fee rates were also below the peer-group average.
The board did not consider the profitability of Lazard, Hotchkis and Wiley, Aristotle, or Sanders Capital in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Lazard, Hotchkis and Wiley, Aristotle, and Sanders Capital. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
19

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Windsor Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Windsor II Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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All rights reserved.
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Q732 062022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WINDSOR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 17, 2022

VANGUARD WINDSOR FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 17, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.